Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of future aggregate minimum lease payments under non-cancellable operating leases agreements
As of December 31, 2017
RMB
Within one year	20,452
After one year but within two years	18,451
Later than two years	15,915

Total	54,818